Organization and principal activities	6 Months Ended
Jun. 30, 2020
Organization and principal activities
Organization and Principal Activities

1.Organization and principal activities

Zai Lab Limited (the "Company") was incorporated on March 28, 2013 in the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands. The Company and its subsidiaries (collectively referred to as the "Group") are principally engaged in discovering or licensing, developing and commercializing proprietary therapeutics that address areas of large unmet medical needs in the China market and the global markets, including in the fields of oncology, infectious and autoimmune diseases.

The Group’s principal operations and geographic markets are in the People’s Republic of China ("PRC" or "China"). The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries.

As of June 30, 2020, the Group’s significant operating subsidiaries are as follows:

	Place of	Date of	Percentage of
Name of company	incorporation	incorporation	ownership	Principal activities
Zai Lab (Hong Kong) Limited	Hong Kong S.A.R	April 29, 2013	100%	Operating company for business development and R&D activities and commercialisation of innovative medicines and device
Zai Lab (Shanghai) Co., Ltd.	PRC	January 6, 2014	100%	Development and commercialisation of innovative medicines and devices
Zai Lab (AUST) Pty., Ltd.	Australia	December 10, 2014	100%	Clinical trial activities
Zai Lab (Suzhou) Co., Ltd.	PRC	November 30, 2015	100%	Development and commercialisation of innovative medicines
Zai Biopharmaceutical (Suzhou) Co., Ltd.	PRC	June 15, 2017	100%	Development and commercialisation of innovative medicines
Zai Lab (US) LLC	U.S.	April 21, 2017	100%	Operating company for business development and R&D activities
Zai Lab International Trading (Shanghai) Co., Ltd.	PRC	November 6, 2019	100%	Commercialisation of innovative medicines and devices